Condensed financial information of the parent company - Statement of income and comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OPERATING EXPENSES:
General and administrative	$ (4,225,149)	$ (1,585,052)	$ (2,512,271)
Stock compensation expense	(1,622,086)	(1,889,173)	(930,223)
Total operating expenses	5,897,698	3,474,225	3,442,494
LOSS FROM OPERATIONS	(6,108,731)	(3,474,225)	(3,442,494)
OTHER INCOME (EXPENSE)
Interest expense	(54,137)	(156,048)	(123,212)
Other finance expenses	(3,429)	(134,960)	(359,187)
Gain on debt settlements	823,749	125,215	0
Total other (expense) income, net	766,055	(165,793)	(482,399)
NET INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	3,239,390	(45,609,519)	(4,876,942)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	363,880	2,031,732	(559,320)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	3,683,630	(43,632,527)	(5,424,589)
Reportable Legal Entities | Parent Company
OPERATING EXPENSES:
General and administrative	(4,080,304)	(1,585,052)	(2,512,271)
Stock compensation expense	(1,622,086)	(1,889,173)	(930,223)
Total operating expenses	5,702,390	3,474,225	3,442,494
LOSS FROM OPERATIONS	(5,702,390)	(3,474,225)	(3,442,494)
OTHER INCOME (EXPENSE)
Interest expense	(54,137)	(156,048)	(123,212)
Other finance expenses	(3,421)	(134,960)	(359,187)
Gain on debt settlements	823,749	125,215	0
Equity loss of subsidiaries	(25,934,865)	(41,969,501)	(952,049)
Gain on sale of subsidiaries	34,110,454	0	0
Total other (expense) income, net	8,941,780	(42,135,294)	(1,434,448)
NET INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	3,239,390	(45,609,519)	(4,876,942)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	444,240	1,976,992	(547,647)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	$ 3,683,630	$ (43,632,527)	$ (5,424,589)